CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net Income (loss)	$ 12,893	$ 8,121	$ (72,754)
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(185)	(167)	717
Cash Flow Hedge:
Unrealized gain (loss) from cash flow hedges	445	(429)	605
Less: reclassification adjustment for net gain (loss) included in net income (loss)	(272)	206	(525)
Net change	173	(223)	80
Other comprehensive income (loss)	(12)	(390)	797
Comprehensive Income (loss)	$ 12,881	$ 7,731	$ (71,957)